Significant Accounting Policies (Policies)	3 Months Ended
Jan. 31, 2022
Discloure of Significant Accounting Policies
Description of accounting policy for segment reporting [text block]

Segment reporting:

Effective the quarter ending January 31, 2022, the Bank has opted to adopt presenting segmented information in its Consolidated Financial Statements in accordance with IFRS 8 Segment Reporting. The Bank’s management has established two reportable operating segments, those being Banking and Cybersecurity Services. Details of the Bank’s segment reporting is described in note 16.